Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

7.     Stock-Based Compensation

Stock Incentive Plans

DISH Network maintains stock incentive plans to attract and retain officers, directors and key employees.  Our employees participate in the DISH Network stock incentive plans.  Stock awards under these plans include both performance and non-performance-based stock incentives.  As of March 31, 2012, there were outstanding under these plans stock options to acquire 17.8 million shares of DISH Network’s Class A common stock and 1.2 million restricted stock units associated with our employees.  Stock options granted prior to and on March 31, 2012 were granted with exercise prices equal to or greater than the market value of DISH Network Class A common stock at the date of grant and with a maximum term of approximately ten years.  While historically DISH Network has issued stock awards subject to vesting, typically at the rate of 20% per year, some stock awards have been granted with immediate vesting and other stock awards vest only upon the achievement of certain DISH Network-specific objectives.  As of March 31, 2012, DISH Network had 72.6 million shares of its Class A common stock available for future grant under its stock incentive plans.

During December 2011, DISH Network paid a dividend in cash of $2.00 per share on its outstanding Class A and Class B common stock to shareholders of record on November 17, 2011.  In light of such dividend, during January 2012, the exercise price of 17.3 million stock options, affecting approximately 400 of our employees, was reduced by $2.00 per share (the “2012 Stock Option Adjustment”).  Except as noted below, all information discussed below reflects the 2012 Stock Option Adjustment.

On January 1, 2008, DISH Network completed the distribution of its technology and set-top box business and certain infrastructure assets (the “Spin-off”) into a separate publicly-traded company, EchoStar.  DISH Network and EchoStar operate as separate publicly-traded companies, and neither entity has any ownership interest in the other.  However, a substantial majority of the voting power of the shares of both companies is owned beneficially by Charles W. Ergen, our Chairman, or by certain trusts established by Mr. Ergen for the benefit of his family.

In connection with the Spin-off, as permitted by existing stock incentive plans and consistent with the Spin-off exchange ratio, each DISH Network stock option was converted into two stock options as follows:

•                  an adjusted DISH Network stock option for the same number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.831219.

•                  a new EchoStar stock option for one-fifth of the number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.843907.

Similarly, each holder of DISH Network restricted stock units retained his or her DISH Network restricted stock units and received one EchoStar restricted stock unit for every five DISH Network restricted stock units that they held.

Consequently, the fair value of the DISH Network stock award and the new EchoStar stock award immediately following the Spin-off was equivalent to the fair value of such stock award immediately prior to the Spin-off.

The following stock awards were outstanding:

	As of March 31, 2012
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DDBS employees	17,772,264	1,176,376	729,981	51,620

DISH Network is responsible for fulfilling all stock awards related to DISH Network common stock and EchoStar is responsible for fulfilling all stock awards related to EchoStar common stock, regardless of whether such stock awards are held by our or EchoStar’s employees. Notwithstanding the foregoing, our stock-based compensation expense, resulting from stock awards outstanding at the Spin-off date, is based on the stock awards held by our employees regardless of whether such stock awards were issued by DISH Network or EchoStar. Accordingly, stock-based compensation that we expense with respect to EchoStar stock awards is included in “Additional paid-in capital” on our Condensed Consolidated Balance Sheets.

Stock Award Activity

DISH Network stock option activity associated with our employees was as follows:

	For the Three Months
	Ended March 31, 2012
	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	17,640,074	$20.38
Granted	411,000	$32.93
Exercised	(246,010)	$11.41
Forfeited and cancelled	(32,800)	$20.36
Total options outstanding, end of period	17,772,264	$18.84
Performance-based options outstanding, end of period (2)	8,092,675	$16.96
Exercisable at end of period	6,613,788	$20.08

(1)         The beginning of period weighted-average exercise price of $20.38 does not reflect the 2012 Stock Option Adjustment, which occurred subsequent to December 31, 2011.

(2)         These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

We realized tax benefits from stock awards exercised as follows:

	For the Three Months
	Ended March 31,
	2012	2011
	(In thousands)
Tax benefit from stock awards exercised	$1,743	$795

Based on the closing market price of DISH Network Class A common stock on March 31, 2012, the aggregate intrinsic value of stock options associated with our employees was as follows:

	As of March 31, 2012
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$250,534	$85,008

DISH Network restricted stock unit activity associated with our employees was as follows:

	For the Three Months
	Ended March 31, 2012
	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,179,709	$23.11
Granted	—	$—
Vested	—	$—
Forfeited and cancelled	(3,333)	$25.07
Total restricted stock units outstanding, end of period	1,176,376	$23.11
Restricted Performance Units outstanding, end of period (1)	1,176,376	$23.11

(1)         These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Long-Term Performance-Based Plans

2005 LTIP. During 2005, DISH Network adopted a long-term, performance-based stock incentive plan (the “2005 LTIP”). The 2005 LTIP provides stock options and restricted stock units, either alone or in combination, which vest over seven years at the rate of 10% per year during the first four years, and at the rate of 20% per year thereafter. Exercise of the stock awards is subject to the foregoing vesting schedule and a performance condition that a DISH Network-specific subscriber goal is achieved by March 31, 2015.

Contingent compensation related to the 2005 LTIP will not be recorded in our financial statements unless and until management concludes achievement of the performance condition is probable. Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth. Consequently, while it was determined that achievement of the goal was not probable as of March 31, 2012, that assessment could change in the future.

If all of the stock awards under the 2005 LTIP were vested and the goal had been met or if management had determined that achievement of the goal was probable during the three months ended March 31, 2012, we would have recorded total non-cash, stock-based compensation expense for our employees as indicated in the table below. If the goal is met and there are unvested stock awards at that time, the vested amounts would be expensed immediately on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss), with the unvested portion recognized ratably over the remaining vesting period.

	2005 LTIP
		Vested
	Total	Portion (1)
	(In thousands)
DISH Network awards held by DDBS employees	$32,020	$24,735
EchoStar awards held by DDBS employees	279	230
Total	$32,299	$24,965

(1)         Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP. During 2008, DISH Network adopted a long-term, performance-based stock incentive plan (the “2008 LTIP”). The 2008 LTIP provides stock options and restricted stock units, either alone or in combination, which vest based on DISH Network-specific subscriber and financial goals. Exercise of the stock awards is contingent on achieving these goals by December 31, 2015.

Although no awards vest until DISH Network attains the performance goals, compensation related to the 2008 LTIP will be recorded based on management’s assessment of the probability of meeting the remaining goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

During the first quarter 2011, DISH Network determined that all of the 2008 LTIP performance goals are probable of achievement.  As of March 31, 2012, approximately 45% of the 2008 LTIP awards had vested.  We are recognizing the associated non-cash stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period for vesting of the approximately 55% of the awards remaining, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Other Employee Performance Awards.  In addition to the above long-term, performance stock incentive plans, DISH Network has other stock awards that vest based on certain other DISH Network-specific subscriber and financial goals.  Exercise of these stock awards is contingent on achieving certain performance goals.

Additional compensation related to these awards will be recorded based on management’s assessment of the probability of meeting the remaining performance goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

Although no awards vest until the performance goals are attained, DISH Network determined that certain goals were probable of achievement and, as a result, recorded non-cash, stock-based compensation expense for the three months ended March 31, 2012 and 2011, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of certain DISH Network-specific subscriber and financial goals was not probable as of March 31, 2012, that assessment could change in the future.

The non-cash stock-based compensation expense associated with these awards is as follows:

	For the Three Months
	Ended March 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2012	2011
	(In thousands)
2008 LTIP	$5,496	$12,804
Other employee performance awards	3,139	75
Total non-cash, stock-based compensation expense recognized for performance based awards	$8,635	$12,879

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Remaining expense estimated to be recognized during 2012	$3,304	$3,139
Estimated contingent expense subsequent to 2012	3,445	47,594
Total estimated remaining expense over the term of the plan	$6,749	$50,733

Of the 17.8 million stock options and 1.2 million restricted stock units outstanding under the DISH Network stock incentive plans associated with our employees as of March 31, 2012, the following awards were outstanding pursuant to the performance-based stock incentive plans:

	As of March 31, 2012
	Number of Awards	Weighted- Average Exercise Price
Performance-Based Stock Options
2005 LTIP	1,998,500	$21.61
2008 LTIP	3,094,175	$9.88
Other employee performance awards	3,000,000	$21.16
Total	8,092,675	$16.96

Restricted Performance Units and Other
2005 LTIP	254,831
2008 LTIP	21,545
Other employee performance awards	900,000
Total	1,176,376

Stock-Based Compensation

During the three months ended March 31, 2012, we incurred $13 million of additional non-cash, stock-based compensation expense in connection with the 2012 Stock Option Adjustment discussed previously. This amount is included in the table below.  Total non-cash, stock-based compensation expense for all of our employees is shown in the following table and was allocated to the same expense categories as the base compensation for such employees:

	For the Three Months
	Ended March 31,
	2012	2011
	(In thousands)
Subscriber-related	$837	$977
General and administrative	21,250	14,200
Total non-cash, stock-based compensation	$22,087	$15,177

As of March 31, 2012, our total unrecognized compensation cost related to the non-performance-based unvested stock awards was $28 million and includes compensation expense that we will recognize for EchoStar stock awards held by our employees as a result of the Spin-off. This cost is based on an estimated future forfeiture rate of approximately 3.9% per year and will be recognized over a weighted-average period of approximately two years. Share-based compensation expense is recognized based on stock awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Changes in the estimated forfeiture rate can have a significant effect on share-based compensation expense since the effect of adjusting the rate is recognized in the period the forfeiture estimate is changed.

Valuation

The fair value of each stock option for the three months ended March 31, 2012 and 2011 was originally estimated at the date of the grant using a Black-Scholes option valuation model with the following assumptions:

For the Three Months
Ended March 31,
Stock Options	2012	2011
Risk-free interest rate	0.51% - 1.29%	2.24% - 2.68%
Volatility factor	38.80% - 39.34%	35.82% - 39.59%
Expected term of options in years	3.4 - 5.9	4.9 - 6.3
Weighted-average fair value of options granted	$9.49 - $12.69	$9.16 - $9.81

On December 1, 2011, DISH Network paid a $2.00 cash dividend per share on its outstanding Class A and Class B common stock.  While DISH Network currently does not intend to declare additional dividends on its common stock, it may elect to do so from time to time.  Accordingly, the dividend yield percentage used in the Black-Scholes option valuation model is set at zero for all periods.  The Black-Scholes option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable.  Consequently, our estimate of fair value may differ from other valuation models.  Further, the Black-Scholes option valuation model requires the input of highly subjective assumptions.  Changes in the subjective input assumptions can materially affect the fair value estimate.

We will continue to evaluate the assumptions used to derive the estimated fair value of DISH Network’s stock options as new events or changes in circumstances become known.

10.       Stock-Based Compensation

Stock Incentive Plans

DISH Network maintains stock incentive plans to attract and retain officers, directors and key employees.  Our employees participate in the DISH Network stock incentive plans.  Stock awards under these plans include both performance and non-performance based stock incentives.  As of December 31, 2011, there were outstanding under these plans stock options to acquire 17.6 million shares of DISH Network’s Class A common stock and 1.2 million restricted stock units associated with our employees.  Stock options granted prior to and on December 31, 2011 were granted with exercise prices equal to or greater than the market value of DISH Network Class A common stock at the date of grant and with a maximum term of approximately ten years.  While historically DISH Network has issued stock awards subject to vesting, typically at the rate of 20% per year, some stock awards have been granted with immediate vesting and other stock awards vest only upon the achievement of certain DISH Network-specific objectives.  As of December 31, 2011, DISH Network had 73.0 million shares of its Class A common stock available for future grant under its stock incentive plans.

During December 2009, DISH Network paid a dividend in cash of $2.00 per share on their outstanding Class A and Class B common stock to shareholders of record on November 20, 2009.  In light of such dividend, during February 2010, the exercise price of 16.9 million stock options, affecting approximately 400 of our employees, was reduced by $2.00 per share (the “2009 Stock Option Adjustment”).  Except as noted below, all information discussed below reflects the 2009 Stock Option Adjustment.

On January 1, 2008, DISH Network completed the distribution of its technology and set-top box business and certain infrastructure assets (the “Spin-off”) into a separate publicly-traded company, EchoStar Corporation (“EchoStar”).  DISH Network, including us, and EchoStar operate as separate publicly-traded companies, and neither entity has any ownership interest in the other.  However, a substantial majority of the voting power of the shares of both companies is owned beneficially by Charles W. Ergen, our Chairman, or by certain trusts established by Mr. Ergen for the benefit of his family.

In connection with the Spin-off, as permitted by existing stock incentive plans and consistent with the Spin-off exchange ratio, each DISH Network stock option was converted into two stock options as follows:

•                  an adjusted DISH Network stock option for the same number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.831219.

•                  a new EchoStar stock option for one-fifth of the number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.843907.

Similarly, each holder of DISH Network restricted stock units retained his or her DISH Network restricted stock units and received one EchoStar restricted stock unit for every five DISH Network restricted stock units that they held.

Consequently, the fair value of the DISH Network stock award and the new EchoStar stock award immediately following the Spin-off was equivalent to the fair value of such stock award immediately prior to the Spin-off.

As of December 31, 2011, the following stock awards were outstanding:

	As of December 31, 2011
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DDBS employees	17,640,074	1,179,709	700,521	52,286

DISH Network is responsible for fulfilling all stock awards related to DISH Network common stock and EchoStar is responsible for fulfilling all stock awards related to EchoStar common stock, regardless of whether such stock awards are held by our or EchoStar’s employees. Notwithstanding the foregoing, our stock-based compensation expense, resulting from stock awards outstanding at the Spin-off date, is based on the stock awards held by our employees regardless of whether such stock awards were issued by DISH Network or EchoStar. Accordingly, stock-based compensation that we expense with respect to EchoStar stock awards is included in “Additional paid-in capital” on our Consolidated Balance Sheets.

Exercise prices for DISH Network stock options outstanding and exercisable associated with our employees as of December 31, 2011 are as follows:

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$ —	-	$ 10.00	3,978,408	5.67	$9.09	1,186,308	5.75	$9.09
$10.00	-	$ 15.00	829,288	6.51	$14.01	200,651	6.51	$13.96
$15.00	-	$ 20.00	2,365,215	8.17	$18.15	140,676	6.69	$18.19
$20.00	-	$ 25.00	5,467,263	4.48	$22.78	2,517,663	3.23	$22.73
$25.00	-	$ 30.00	2,507,345	5.15	$26.46	1,771,596	4.63	$26.46
$30.00	-	$ 35.00	2,454,055	8.83	$31.19	548,504	7.12	$32.29
$35.00	-	$ 40.00	38,500	5.65	$36.74	22,400	5.61	$36.68
$ —	-	$ 40.00	17,640,074	6.04	$20.38	6,387,798	4.61	$21.73

Stock Award Activity

DISH Network stock option activity associated with our employees was as follows:

	2011		2010		2009
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total stock options outstanding, beginning of period (1)	18,447,004	$17.76	18,094,235	$20.86	18,267,950	$21.86
Granted	3,198,500	$28.52	2,450,500	$18.34	3,077,000	$15.69
Exercised	(1,640,462)	$12.36	(408,231)	$9.99	(233,795)	$10.95
Forfeited and cancelled (2)	(2,364,968)	$12.11	(1,689,500)	$21.69	(3,016,920)	$22.44
Total stock options outstanding, end of period	17,640,074	$20.38	18,447,004	$17.76	18,094,235	$20.86
Performance based stock options outstanding, end of period (3)	8,022,975	$18.89	9,907,250	$15.29	8,253,500	$16.27
Exercisable at end of period	6,387,798	$21.73	5,325,753	$22.70	5,722,735	$28.36

(1)   The beginning of period weighted-average exercise price for the year ended December 31, 2010 of $20.86 does not reflect the 2009 Stock Option Adjustment, which occurred subsequent to December 31, 2009.

(2)   Certain of these stock options include options that were granted to individuals who transferred to another DISH Network subsidiary not a part of DDBS.

(3)   These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

We realized tax benefits from stock awards exercised during the years ended December 31, 2011, 2010 and 2009 as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Tax benefit from stock awards exercised	$9,786	$1,665	$1,116

Based on the closing market price of DISH Network Class A common stock on December 31, 2011, the aggregate intrinsic value of stock options associated with our employees was as follows:

	As of December 31, 2011
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$150,165	$45,708

DISH Network restricted stock unit activity associated with our employees was as follows:

	2011		2010		2009
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,271,984	$22.06	857,719	$25.04	987,625	$24.88
Granted	300,000	$30.67	600,000	$18.15	6,666	$11.11
Vested	(14,705)	$11.09	—	$—	(38,072)	$22.76
Forfeited and cancelled	(377,570)	$26.23	(185,735)	$23.07	(98,500)	$23.33
Total restricted stock units outstanding, end of period	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04
Restricted Performance Units outstanding, end of period (1)	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Long-Term Performance Based Plans

2005 LTIP. During 2005, DISH Network adopted a long-term, performance based stock incentive plan (the “2005 LTIP”). The 2005 LTIP provides stock options and restricted stock units, either alone or in combination, which vest over seven years at the rate of 10% per year during the first four years, and at the rate of 20% per year thereafter. Exercise of the stock awards is subject to the foregoing vesting schedule and a performance condition that a DISH Network-specific subscriber goal is achieved by March 31, 2015.

Contingent compensation related to the 2005 LTIP will not be recorded in our financial statements unless and until management concludes achievement of the performance condition is probable. Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth. Consequently, while it was determined that achievement of the goal was not probable as of December 31, 2011, that assessment could change in the future.

If all of the stock awards under the 2005 LTIP were vested and the goal had been met or if management had determined that achievement of the goal was probable during the year ended December 31, 2011, we would have recorded total non-cash, stock-based compensation expense for our employees as indicated in the table below. If the goal is met and there are unvested stock awards at that time, the vested amounts would be expensed immediately on our Consolidated Statements of Operations and Comprehensive Income (Loss), with the unvested portion recognized ratably over the remaining vesting period.

	2005 LTIP
	Total	Vested Portion (1)
	(In thousands)
DISH Network awards held by DDBS employees	$31,300	$22,768
EchoStar awards held by DDBS employees	6,913	5,078
Total	$38,213	$27,846

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP. During 2008, DISH Network adopted a long-term, performance based stock incentive plan (the “2008 LTIP”). The 2008 LTIP provides stock options and restricted stock units, either alone or in combination, which vest based on DISH Network-specific subscriber and financial goals. Exercise of the stock awards is contingent on achieving these goals by December 31, 2015.

Although no awards vest until DISH Network attains the performance goals, compensation related to the 2008 LTIP will be recorded based on management’s assessment of the probability of meeting the remaining goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

During the first quarter 2011, DISH Network determined that all of the 2008 LTIP performance goals are probable of achievement.  As of December 31, 2011, approximately 45% of the 2008 LTIP awards had vested.  We are recognizing the associated non-cash stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period for vesting of the approximately 55% of the awards remaining, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Other Employee Performance Awards.  In addition to the above long-term, performance stock incentive plans, DISH Network has other stock awards that vest based on certain other DISH Network-specific subscriber and financial goals.  Exercise of these stock awards is contingent on achieving certain performance goals.

Additional compensation related to these awards will be recorded based on management’s assessment of the probability of meeting the remaining performance goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive

Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

Although no awards vest until the performance goals are attained, DISH Network determined that certain goals were probable of achievement and, as a result, recorded non-cash, stock-based compensation expense for the years ended December 31, 2011 and 2010, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of certain DISH Network-specific subscriber and financial goals was not probable as of December 31, 2011, that assessment could change in the future.

The non-cash stock-based compensation expense associated with these awards is as follows:

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Expense estimated to be recognized during 2012	$4,412	$162
Estimated contingent expense subsequent to 2012	3,290	51,258
Total estimated remaining expense over the term of the plan	$7,702	$51,420

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2011	2010	2009
	(In thousands)
2008 LTIP	$18,944	$2,984	$3,560
Other employee performance awards	144	271	234
Total non-cash, stock-based compensation expense recognized for performance based awards	$19,088	$3,255	$3,794

Of the 17.6 million stock options and 1.2 million restricted stock units outstanding under the DISH Network stock incentive plans associated with our employees as of December 31, 2011, the following awards were outstanding pursuant to the performance based stock incentive plans:

	As of December 31, 2011
	Number of Awards	Weighted- Average Exercise Price
Performance Based Stock Options
2005 LTIP	1,944,500	$23.30
2008 LTIP	3,078,475	$11.95
Other employee performance awards	3,000,000	$23.16
Total	8,022,975	$18.89

Restricted Performance Units and Other
2005 LTIP	258,164
2008 LTIP	21,545
Other employee performance awards	900,000
Total	1,179,709

Stock-Based Compensation

During the year ended December 31, 2010, we incurred $3 million of additional non-cash, stock-based compensation cost in connection with the 2009 Stock Option Adjustment discussed previously. This amount is included in the table below. Total non-cash, stock-based compensation expense for all of our employees is shown in the following table for the years ended December 31, 2011, 2010 and 2009 and was allocated to the same expense categories as the base compensation for such employees:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Subscriber-related	$1,914	$1,160	$1,069
General and administrative	29,249	14,227	11,158
Total non-cash, stock based compensation	$31,163	$15,387	$12,227

As of December 31, 2011, our total unrecognized compensation cost related to the non-performance based unvested stock awards was $24 million and includes compensation expense that we will recognize for EchoStar stock awards held by our employees as a result of the Spin-off. This cost is based on an estimated future forfeiture rate of approximately 3.7% per year and will be recognized over a weighted-average period of approximately two years. Share-based compensation expense is recognized based on stock awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Changes in the estimated forfeiture rate can have a significant effect on share-based compensation expense since the effect of adjusting the rate is recognized in the period the forfeiture estimate is changed.

Valuation

The fair value of each stock option for the years ended December 31, 2011, 2010 and 2009 was estimated at the date of the grant using a Black-Scholes option valuation model with the following assumptions:

For the Years Ended December 31,
Stock Options	2011	2010	2009
Risk-free interest rate	0.36% - 3.18%	1.50% - 2.89%	1.70% - 3.19%
Volatility factor	31.74% - 45.56%	33.33% - 38.63%	29.72% - 45.97%
Expected term of options in years	3.6 - 10.0	5.2 - 7.5	3.0 - 7.3
Weighted-average fair value of options granted	$8.73 - $14.77	$6.83 - $8.14	$3.86 - $8.29

On December 2, 2009 and December 1, 2011, DISH Network paid a $2.00 cash dividend per share on its outstanding Class A and Class B common stock.  While DISH Network currently does not intend to declare additional dividends on its common stock, it may elect to do so from time to time.  Accordingly, the dividend yield percentage used in the Black-Scholes option valuation model is set at zero for all periods.  The Black-Scholes option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable.  Consequently, our estimate of fair value may differ from other valuation models.  Further, the Black-Scholes option valuation model requires the input of highly subjective assumptions.  Changes in the subjective input assumptions can materially affect the fair value estimate.

On November 1, 2011, DISH Network declared a dividend of $2.00 per share on its outstanding Class A and Class B common stock.  The dividend was paid in cash on December 1, 2011 to shareholders of record on November 17, 2011.  In light of-such dividend, DISH Network’s Executive Compensation Committee, which administers its stock incentive plans, determined to adjust the exercise price of certain stock options issued under the plans by decreasing the exercise price by $2.00 per share; provided, that the exercise price of eligible stock options will not be reduced below $1.00.  As a result of this adjustment, a majority of the stock options outstanding as of December 31, 2011 were adjusted subsequent to the year ended December 31, 2011.  This adjustment will result in additional incremental non-cash, stock-based compensation expense of $22 million, of which $13 million will be expensed during first quarter 2012 and $9 million will be expensed over the remaining vesting period.

We will continue to evaluate the assumptions used to derive the estimated fair value of DISH Network’s stock options as new events or changes in circumstances become known.